Net Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Net Property, Plant and Equipment
Summary of property, plant and equipment

	Useful	December 31,
(Thousands of dollars)	Lives	2014	2013
Land and improvements	0-15 years	$184,647	$194,237
Buildings and improvements	30 years	389,193	395,598
Machinery and equipment	3-20 years	1,001,061	990,553
Vessels and vehicles	3-18 years	160,310	126,502
Office furniture and fixtures	5 years	25,965	30,102
Construction in progress		25,535	40,317
		1,786,711	1,777,309
Accumulated depreciation and amortization		(939,954)	(913,736)
Net property, plant and equipment		$846,757	$863,573